Income Taxes (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Operating loss carry forwards is to expire for the year ended December 31, 2014 CNY	Dec. 31, 2012 Operating loss carry forwards is to expire for the year ended December 31, 2015 CNY	Dec. 31, 2012 Operating loss carry forwards is to expire for the year ended December 31, 2016 CNY	Dec. 31, 2012 Operating loss carryforwards expiring in the year ended December 31, 2017 USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Shenzhen PRC subsidiaries	Dec. 31, 2011 PRC Shenzhen PRC subsidiaries	Dec. 31, 2010 PRC Shenzhen PRC subsidiaries	Dec. 31, 2009 PRC Shenzhen PRC subsidiaries	Dec. 31, 2008 PRC Shenzhen PRC subsidiaries	Dec. 31, 2007 PRC Shenzhen PRC subsidiaries	Dec. 31, 2012 PRC Litian	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong
Income taxes
Unified income tax rate under the "New Income Tax Law" (as a percent)	25.00%	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%							16.50%	16.50%	16.50%
Preferential tax rate (as a percent)										24.00%	22.00%	20.00%			24.00%	22.00%	20.00%	18.00%	15.00%	12.50%
PRC income tax exemption period starting from first profit-making year for software company									2 years
Percentage of tax reduction for software company									50.00%
Tax reduction period for software company									3 years
Movements of unrecognized tax benefits
Balance at the beginning of the period		43,586	5,519	2,537
Gross increase in prior-period tax positions		4,003	38,067	2,982
Balance at the end of the period	7,639	47,589	43,586	5,519
Period of statute of limitations for underpayment of income taxes due to computational errors									3 years
Statute of limitations period under special circumstances									5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years									100
Period of statute of limitation for transfer pricing related adjustments									10 years
Components of income tax expenses
Current tax expense		56,467	100,461	87,812
Deferred tax expense (income)		(6,094)	(16,431)	1,313
Income tax expense	8,085	50,373	84,030	89,125
Current deferred tax assets:
Operating loss carry forward		4,942	4,276
Other			3,093
Current deferred tax asset, net		4,942	7,369
Non-current deferred tax assets:
Operating loss carry forward		22,826	15,748
Less: valuation allowances		(18,859)	(13,856)
Non-current deferred tax asset, net		3,967	1,892
Total		8,909	9,261
Deferred tax liabilities:
Intangible assets, net		8,592	11,944
Investment income		18,162	18,162
Total		26,754	30,106
Operating loss carry forwards		111,536	79,682		3,042	10,852	49,537	$ 48,105
Operating loss carry forwards expiration period	5 years	5 years